PAGE 1
KEYSTONE TAX FREE FUND

Dear Shareholder:

We are pleased to report on the performance of Keystone Tax Free Fund for the six-month fiscal period that ended on June 30, 1997. Following this letter is a discussion with your Fund's manager, discussing portfolio strategy.

PERFORMANCE

For the six-month period your Fund returned 2.52%; for the twelve months period it returned 7.07%. These results include price changes and reinvestment of dividends. The Lehman Municipal Bond Index-- a widely recognized benchmark of municipal bond performance-- returned 3.20% for the same six-month period and 7.81% for the same twelve-month period.
  We believe your Fund performed satisfactorily in a difficult interest rate environment over the past six months. While interest rates ended the period relatively unchanged, they rose during much of the first half of 1997 and later declined. Investors continued to be concerned about stronger-than-expected economic growth, future inflation and higher interest rates. This created an atmosphere of uncertainty and gave the market a vigilant tone.
  Interest rates declined late in the period as employment growth showed signs of slowing. Throughout the year's first half, inflation remained well contained.
  We managed your Fund conservatively during this changing environment. We improved the overall quality of the portfolio, primarily by reducing positions in BBB-rated securities and increasing holdings in AAA-rated bonds. We increased your Fund's net assets invested in AAA-rated bonds from 46% on December 31, 1996 to 54% on June 30, 1997. Your Fund's average quality was AA+, also as of the end of the reporting period.
  In the last half of this period, we increased your Fund's sensitivity to interest rate changes, as it appeared interest rates would decline and bond prices would rise. We did this by selling bonds with 5-10 year maturities and reinvesting proceeds in bonds with 15-20 year maturities.
  We also focused on bonds with lower coupons, as well as some attractively priced zero-coupon bonds. We believe these changes enhanced your Fund's total return when interest rates fell.

OUTLOOK

Going forward, we are cautiously optimistic about the municipal bond market.
  Supply/demand technicals remain favorable. The stronger economic growth has benefited many municipalities by increasing tax revenues and strengthening their credit outlook. Higher revenues also have reduced the need for debt financing, which has restricted the supply of municipal bonds. Meanwhile, demand has remained steady. This reduced supply and steady demand has helped support municipal bond prices.

                                 -- CONTINUED--

PAGE 2
KEYSTONE TAX FREE FUND

  We also expect the economy to grow at a moderate pace and inflation to remain low, an environment which historically has been favorable for fixed-income investments. Improvements in productivity have increased efficiency throughout the world. We believe that, combined with the steadfast efforts of the Federal Reserve Board to thwart inflation, this will enable the economic expansion to continue without a resurgence of higher prices.
  Thank you for your support of Keystone Tax Free Fund.

Sincerely,

Albert H. Elfner, III
(Signature of Albert H. Elfner, III)
CHAIRMAN AND PRESIDENT
KEYSTONE INVESTMENT MANAGEMENT COMPANY

(Signature of George S. Bissell)
George S. Bissell
CHAIRMAN OF THE BOARD
KEYSTONE FUNDS

(Photo of                         (Photo of George S. Bissell)
Albert H. Elfner,III)
    ALBERT H. ELFNER, III             GEORGE S. BISSELL

August 1997

                               A Discussion With
                              Your Fund's Manager

                         (Photo of Betsy A. Hutchings)
   BETSY A. HUTCHINGS, A SENIOR VICE PRESIDENT AND GROUP LEADER OF THE MUNICIPAL BOND TEAM OF KEYSTONE INVESTMENT MANAGEMENT COMPANY, IS PORTFOLIO MANAGER OF THE FUND. A PROFESSIONAL WITH MORE THAN 15 YEARS OF EXPERIENCE IN INVESTMENT MANAGEMENT, MS. HUTCHINGS ALSO IS PORTFOLIO MANAGER OF KEYSTONE TAX FREE INCOME FUND. PRIOR TO JOINING KEYSTONE IN 1988, MS. HUTCHINGS SERVED IN PORTFOLIO MANAGER AND RESEARCH POSITIONS AT SCUDDER, STEVENS & CLARK, NY; AND JOHN NUVEEN & COMPANY, CHICAGO. MS. HUTCHINGS IS ACTIVE IN BOSTON MUNICIPAL ANALYSTS FORUM AND THE MUNICIPAL BOND BUYERS CONFERENCE. SHE IS A GRADUATE OF WHEATON COLLEGE.

Q WHY IS THE FUND ATTRACTIVE TO INVESTORS?

A Keystone Tax Free Fund is appropriate for tax-sensitive investors. The Fund is designed to provide a high level of current income that is exempt from federal income tax and capital preservation. A portion of income may be subject to the federal alternative minimum tax (AMT). The Fund offers professional management and diversification. We believe this is especially important, since many investors do not have the time or resources to monitor credit quality, the economy and interest rates. We diversify the Fund by selecting securities with various maturities from across the nation. We believe this can help reduce the potential for wide fluctuations in the Fund's share price.

Q HOW DO YOU SELECT THE FUND'S SECURITIES?

A Our management team employs an intensive research process, emphasizing credit quality and financial stability. The bonds we select must meet our high credit standards and possess attributes that we believe will enable them to perform well in our anticipated interest rate and economic environment. We also focus on diversification and maximizing the Fund's income.

Q WHAT WAS THE INTEREST RATE ENVIRONMENT LIKE OVER THE PAST SIX MONTHS?

A Interest rates rose for much of the first half of 1997 and later declined, ending the period relatively unchanged. Faster-than-expected economic growth during the year's first quarter caused investors to become concerned about future inflation, a trend we witnessed throughout 1996. The Federal Reserve Board confirmed those concerns in March 1997 by raising the federal funds rate, the rate at which banks lend to each other overnight, by 1/4%. Interest rates reversed course as signs of slower employment growth began to appear in early May. Inflation remained low throughout the first half of the year.

Q HOW DID THAT SPECIFICALLY AFFECT MUNICIPAL BONDS?

A The economy's strength benefited municipal bond investors in several ways. State and local governments enjoyed higher tax revenues, which helped improve the fiscal conditions and credit standings of many municipalities. Higher revenues also enabled these governments to reduce their need for debt financing, which then restricted supply in the tax-exempt market. During 1996, new municipal supply issuance stood at $185 billion, compared to $292 billion in 1993. This steady demand and thinner supply gave support to municipal bond prices.

PAGE 4
KEYSTONE TAX FREE FUND

Q WHAT STRATEGIES DID YOU USE IN MANAGING THE FUND?

A We used two main strategies. First, we focused on relative value. We did this by increasing assets in AAA-rated bonds and bonds not subject to the alternative minimum tax (AMT); and reducing BBB-rated and AMT positions. The yields of BBB-rated bonds have moved closer to those of AAA-rated bonds, so that we were able to upgrade the portfolio without giving up much yield. As of June 30, 1997, approximately 54% of the portfolio's net assets were invested in AAA-rated securities, versus 46% on December 31, 1996. The Fund's average quality was AA+ also as of June 30, 1997. Similarly, AMT bonds have higher yields than non-AMT bonds. The yields of the AMT bonds have fallen to the point that they provided little additional yield compared to non-AMT bonds. We believed that the non-AMT and higher-rated securities provided better relative value.
  We also increased the Fund's sensitivity to interest rate changes. The first part of this strategy was to invest in bonds with lower coupons. These so-called "discount" coupons typically generate higher total returns in a declining interest rate environment. A second part of this strategy was to target new investments in the 15-20 year maturity range, selling positions that had 5-10 year maturities and buying zero-coupon bonds. As of June 30, 1997, the Fund's average maturity stood at 18.6 years. We believe these changes enhanced total return in the latter part of the reporting period.

Q WHAT IS YOUR OUTLOOK OVER THE NEXT SIX MONTHS?

A We are cautiously optimistic in our outlook for municipal bonds, expecting to see a continuation of many of the trends that have existed over the past six months. We anticipate steady economic growth, low inflation and a positive relationship between supply and demand.
  We believe that improvements in productivity-- specifically from investment in computers and information processing-- can enable the economy to grow at a steady pace without a resurgence in inflation. In our opinion, this type of environment should continue to benefit municipalities by producing higher tax revenues, which reduces their need to issue bonds while improving the credit quality on their outstanding bonds.
  Investors also have responded positively to news out of Washington. The federal deficit continues to decline; and many investors believe that members of Congress are making progress on settling their differences.
  Longer term, we also think demographics could have a favorable effect on municipal bonds. The first of the baby-boomers have reached fifty and may be looking for a greater portion of their portfolios to be income-producing, tax-advantaged investments.

                                       --

          THIS COLUMN IS INTENDED TO ANSWER QUESTIONS ABOUT YOUR FUND.
        IF YOU HAVE A QUESTION YOU WOULD LIKE ANSWERED, PLEASE WRITE TO:
                  EVERGREEN KEYSTONE INVESTMENT SERVICES, INC.
                        ATTN: SHAREHOLDER COMMUNICATIONS
                      201 SOUTH COLLEGE STREET, SUITE 400
                           CHARLOTTE, N.C. 28288-1195

                            Your Fund's Performance

(Chart appears below with the following plot points)

Tax Value $19,746

    Keystone Tax Free Fund
      (In thousands)

          Dividend       Initial
        Reinvestment   Investment

6/87      10,000         10,000
6/89      11,859         10,024
6/91      13,484          9,495
6/93      16,588         10,036
6/95      17,478          9,063
6/97      19,746          9,255

The cumulative and average annual total returns with sales charge calculations reflect the deduction of the 3% contingent deferred sales charge (CDSC) for those investors who sold Fund shares after one calendar year. Investors who retained their investment earned the returns in the without sales charge lines.

HISTORICAL RECORD

CUMULATIVE TOTAL RETURN
6 mos w/o sales charge                               2.52%
1 yr w/o sales charge                                7.07%
1 yr w/ sales charge                                 4.07%
5 years                                             31.39%
10 years                                            97.46%

AVERAGE ANNUAL TOTAL RETURN
1 yr w/o sales charge                                7.07%
1 yr w/ sales charge                                 4.07%
5 years                                              5.61%
10 years                                             7.04%

  The investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.
  You may exchange your shares for another Keystone Classic fund by phone or in writing. The Fund reserves the right to change or terminate the exchange offer.

PAGE 6
KEYSTONE TAX FREE FUND

SCHEDULE OF INVESTMENTS-- JUNE 30, 1997 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                          VALUE
LONG-TERM INVESTMENTS-- 97.9%
              ALABAMA-- 0.9%
$ 2,035,000   Alabama Agricultural and
                Mechanic University
                6.50%, 11/1/25, (MBIA)......  $    2,211,211
  2,065,000   Alabama Housing Finance
                Authority, Single Family,
                Collateralized Home
                Mortgage, Series D1
                6.00%, 10/1/16..............       2,110,554
  4,000,000   Jefferson County, Alabama,
                Sewer Revenue, Warrants,
                Series D
                5.70%, 2/1/18, (FGIC).......       4,011,600
  3,500,000   Mobile, Alabama, Industrial
                Development Board, Solid
                Waste Disposal, Mobile
                Energy Serv. Co. Project
                6.95%, 1/1/20...............       3,733,625
                                                  12,066,990
              ALASKA-- 1.2%
 15,000,000   Alaska Energy Authority,
                Utilities Revenue, Linked
                Bulls/Bears Floaters (c)
                6.60%, 7/1/15, (FGIC).......      16,437,150
    265,000   Alaska State Housing Finance
                Corporation, Collateralized
                Home Mortgage, Series A
                8.00%, 12/1/13..............         273,976
                                                  16,711,126
              ARIZONA-- 2.3%
 11,000,000   Central Arizona, Water
                Conservation District,
                Contract Revenue, Central
                Arizona Project, Series A
                5.50%, 11/1/09..............      11,353,760
    850,000   Chandler, Arizona, Water and
                Sewer Revenue
                6.75%, 7/1/06, (FGIC).......         916,309
              Maricopa County, Arizona,
                Elementary School District:
  2,000,000   #008, Osborn Refunding
              7.50%, 7/1/07, (MBIA).........       2,420,440
  3,750,000   #068, Series A
              6.75%, 7/1/14, (AMBAC)........       4,177,012

 PRINCIPAL
  AMOUNT                                          VALUE


LONG-TERM INVESTMENTS-- CONTINUED

              ARIZONA-- CONTINUED
$ 6,000,000   Maricopa County, Arizona,
                Unified School District
                8.13%, 1/1/10, (MBIA).......  $    7,232,220
  3,785,000   Northern Arizona University,
                College and University
                Revenue
                5.00%, 6/1/15, (FGIC).......       3,590,981
    370,000   Pima County, Arizona,
                Industrial Development
                Authority, Health Care
                Corporation Revenue
                8.00%, 7/1/13, (MBIA).......         390,613
  2,030,000   Pima County, Arizona, Unified
                School District, Tucson
                Refunding
                7.50%, 7/1/03, (FGIC).......       2,339,717
                                                  32,421,052
              ARKANSAS-- 0.1%
  1,725,000   Arkansas State Development
                Finance Authority, Single
                Family Mortgage Revenue
                Refunding
                8.00%, 8/15/11..............       1,851,753
              CALIFORNIA-- 7.6%
              California Health Facilities
                Financing Authority Revenue:
  9,800,000   Children's Hospital
              5.38%, 7/1/20, (MBIA).........       9,443,182
  2,500,000   Pomona Valley Hospital,
                Series A
              5.63%, 7/1/19, (MBIA).........       2,489,050
    200,000   St. Francis Medical Center,
                Series A
              5.50%, 10/1/09................         208,434
  1,995,000   California Housing Finance
                Agency, Revenue Bonds, Home
                Mortgage, Series H
                6.25%, 8/1/27...............       2,034,681
              California State Public Works
                Board, Lease Department
                Correctional State Prison:
  9,000,000   Series A
              5.25%, 1/1/21, (AMBAC)........       8,602,470
  3,700,000   Series E
              5.50%, 6/1/15.................       3,699,334

SCHEDULE OF INVESTMENTS-- JUNE 30, 1997 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                          VALUE
LONG-TERM INVESTMENTS-- CONTINUED
              CALIFORNIA-- CONTINUED
              California State Public Works
                Board, Various California
                University Projects:
$ 4,000,000   Series A
              5.35%, 12/1/15................  $    3,925,840
    350,000   Series B
              5.50%, 6/1/19.................         346,027
              Central Coast Water Authority
                California Revenue, State
                Water Project, Regional
                Facilities, Series A:
  6,420,000   5.00%, 10/1/16, (AMBAC).......       6,004,241
  5,000,000   5.00%, 10/1/22, (AMBAC).......       4,603,100
  5,615,000   Eden Township, California,
                Hospital District Revenue
                7.40%, 11/1/19..............       5,948,531
  5,000,000   Los Angeles County,
                California, Public Works
                Financing Authority Lease
                Revenue, Series A
                5.25%, 9/1/13, (MBIA).......       4,913,150
  6,800,000   Los Angeles, California,
                Transportation Commission,
                Series A
                6.25%, 7/1/13, (MBIA).......       7,164,888
  6,015,000   Oakland, California, Revenue
                Refunding, Series A
                7.60%, 8/1/21, (FGIC).......       6,346,306
              Riverside County, California,
                Asset Leasing Corp.,
                Leasehold Revenue, Riverside
                County Hospital Project:
  1,750,000   (effective yield 5.80%) (b)
              0.00%, 6/1/15, (MBIA).........         631,785
  1,395,000   (effective yield 5.85%) (b)
              0.00%, 6/1/16, (MBIA).........         471,398
  5,000,000   San Diego, California, Public
                Facilities Financing
                Authority, Sewer Revenue,
                Series A
                5.25%, 5/15/22, (FGIC)......       4,760,000
 22,500,000   San Francisco, California,
                State Building Authority,
                Lease Revenue, San Francisco
                Civic Center Complex, Series
                A
                5.25%, 12/1/21, (AMBAC).....      21,429,450

 PRINCIPAL
  AMOUNT                                          VALUE

LONG-TERM INVESTMENTS-- CONTINUED
              CALIFORNIA-- CONTINUED
$ 7,050,000   San Jose, California,
                Redevelopment Agency Tax
                Allocation, Merged Area
                Redevelopment Project
                6.00%, 8/1/09, (MBIA).......  $    7,687,602
 10,000,000   Southern California Public
                Power Authority,
                Transmission Project Revenue
                (effective yield 5.93%) (b)
                0.00%, 7/1/15, (FGIC).......       3,741,200
              Victor Valley, California,
                Joint Unified High School
                District, Capital
                Appreciation:
  2,635,000   (effective yield 6.20%) (b)
              0.00%, 9/1/10, (MBIA).........       1,306,881
  3,780,000   (effective yield 6.25%) (b)
              0.00%, 9/1/11, (MBIA).........       1,753,202
                                                 107,510,752
              COLORADO-- 6.0%
  4,000,000   Araphoe County, Colorado,
                Single Family Mortgage
                Revenue, Capital
                Appreciation, Series A
                (effective yield 6.00%) (b)
                0.00%, 9/1/10...............       1,963,560
              City and County of Denver,
                Colorado, Airport System:
                Series A:
  6,625,000   7.50%, 11/15/23...............       7,507,251
    525,000   8.00%, 11/15/25...............         584,740
  7,750,000   8.50%, 11/15/23...............       8,729,445
 23,830,000   8.75%, 11/15/23...............      27,895,160
  3,500,000   Series B
              7.25%, 11/15/12...............       3,823,785
              Series D:
  7,100,000   7.75%, 11/15/13...............       8,729,734
 12,250,000   7.75%, 11/15/21...............      13,671,245
  1,880,000   Colorado Health Facilities
                Authority, Sisters Charity
                Health Care, Series A
                6.25%, 5/15/09, (MBIA)......       2,080,596
              El Paso County, Colorado,
                School District #11,
                Colorado Springs:
  2,310,000   6.50%, 12/1/12................       2,612,125
  2,000,000   7.10%, 12/1/13................       2,391,180
  1,000,000   7.10%, 12/1/16................       1,202,940

PAGE 8
KEYSTONE TAX FREE FUND

SCHEDULE OF INVESTMENTS-- JUNE 30, 1997 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                          VALUE
LONG-TERM INVESTMENTS-- CONTINUED
              COLORADO-- CONTINUED
$ 2,250,000   Larimer County, Colorado,
                School District
                7.00%, 12/15/16, (MBIA).....  $    2,748,397
                                                  83,940,158
              CONNECTICUT-- 0.2%
  1,375,000   Connecticut State Resources
                Recovery Authority,
                Bridgeport Project, Series B
                8.50%, 1/1/00...............       1,419,082
  1,600,000   Connecticut State Special Tax
                Obligation, Series B
                6.50%, 10/1/12..............       1,798,688
                                                   3,217,770
              DELAWARE-- 0.1%
  1,600,000   Delaware State Health
                Facilities Authority,
                Medical Center of Delaware
                7.00%, 10/1/15, (MBIA)......       1,700,544
    110,000   Delaware State Housing
                Authority Revenue,
                Residential Mortgage, Series
                A
                9.38%, 6/1/12...............         110,372
                                                   1,810,916
              FLORIDA-- 6.5%
  9,400,000   Broward County, Florida,
                Resource Recovery, South
                Project
                7.95%, 12/1/08..............      10,231,712
  7,440,000   Dade County, Florida, School
                District
                5.00%, 2/15/15, (MBIA)......       7,078,416
              Dade County, Florida, Water
                and Sewer Systems Revenue:
  5,000,000   5.25%, 10/1/21, (FGIC)........       4,794,700
 10,000,000   5.25%, 10/1/26, (FGIC)........       9,527,300
  2,500,000   Escambia County, Florida,
                Pollution Control Revenue,
                Champion International
                Corporation Project
                6.40%, 9/1/30...............       2,564,825

 PRINCIPAL
  AMOUNT                                          VALUE


LONG-TERM INVESTMENTS-- CONTINUED
              FLORIDA-- CONTINUED
$   580,000   Florida Housing Finance
                Agency, GNMA Collateralized
                Home Mortgage
                8.00%, 12/1/20..............  $      608,437
 12,000,000   Florida State, Bond Finance
                Department, Environmental
                Preservation, Series A
                5.00%, 7/1/10, (AMBAC)......      11,726,880
  3,580,000   Florida State, Jacksonville
                Transportation Authority
                9.20%, 1/1/15...............       4,947,918
              Gainesville, Florida,
                Utilities System Revenue:
  7,250,000   Series A
              5.20%, 10/1/22................       6,869,592
    435,000   Series B
              7.50%, 10/1/08................         527,503
    495,000   Hillsborough County, Florida,
                Housing Finance Agency,
                Single Family Mortgage
                Revenue
                7.30%, 4/1/22...............         513,142
  1,860,000   Indian River County, Florida,
                Water and Sewer Revenue
                5.25%, 9/1/20, (FGIC).......       1,801,782
  1,800,000   Jacksonville, Florida, Health
                Facilities Authority, New
                Children's Hospital
                7.00%, 6/1/21, (MBIA).......       1,959,372
    300,000   Lee County, Florida, Solid
                Waste System, Series B
                7.00%, 10/1/11..............         330,180
              North Broward, Florida,
                Hospital District Revenue,
                Refunding & Improvement:
  4,525,000   5.25%, 1/15/17................       4,337,756
  2,250,000   5.38%, 1/15/24................       2,165,580
              Orlando-Orange County,
                Florida, Expressway
                Authority:
  3,000,000   8.25%, 7/1/14.................       3,979,620
  2,960,000   8.25%, 7/1/15, (FGIC).........       3,940,263

SCHEDULE OF INVESTMENTS-- JUNE 30, 1997 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                          VALUE
LONG-TERM INVESTMENTS-- CONTINUED
              FLORIDA-- CONTINUED
$ 2,985,000   Palm Beach County, Florida,
                Health Revenue, John F.
                Kennedy Hospital
              9.50%, 8/1/13.................  $    3,873,127
  3,250,000   St. Petersburg, Florida,
                Health Facilities Authority
                7.00%, 12/1/15, (MBIA)......       3,578,315
    500,000   Tampa, Florida, Allegheny
                Health Systems Revenue
                6.50%, 12/1/23..............         549,310
  3,145,000   Tampa, Florida, Guaranteed
                Entitlement, Series A
                8.38%, 10/1/08..............       3,305,772
  1,825,000   Tampa, Florida, Subordinate
                Guaranteed Entitlement,
                Series B (Pre-refunded)
                8.50%, 10/1/18..............       1,921,032
    500,000   Tarpon Springs, Florida,
                Health Facilities Authority,
                Hospital Revenue, Tarpon
                Springs Hospital
                8.75%, 5/1/12...............         522,925
                                                  91,655,459
              GEORGIA-- 3.5%
  3,000,000   Forsyth County, Georgia,
                School District
                6.75%, 7/1/16...............       3,450,240
  9,800,000   Georgia Municipal Electric
                Authority Power Revenue,
                Series B
                6.38%, 1/1/16...............      10,703,168
              Georgia State, General
                Obligation:
 10,000,000   Series B
              6.80%, 3/1/11.................      11,676,900
 10,700,000   Series C
              5.25%, 4/1/11.................      10,874,731
              Series D:
  1,500,000   6.70%, 8/1/10.................       1,737,540
  3,425,000   6.25%, 9/1/08.................       3,823,704

 PRINCIPAL
  AMOUNT                                          VALUE

LONG-TERM INVESTMENTS-- CONTINUED
              GEORGIA-- CONTINUED
$ 4,255,000   Metropolitan Atlanta Rapid
                Transit Authority, Georgia,
                Sales Tax Revenue, Series P
                6.25%, 7/1/11, (AMBAC)......  $    4,672,118
  2,370,000   Private Colleges and
                University Facilities
                Authority Revenue, Georgia,
                Mercer University Project
                6.40%, 11/1/11, (MBIA)......       2,641,412
                                                  49,579,813
              HAWAII-- 0.6%
  8,000,000   Hawaii State Department of
                Budget and Finance, Special
                Purpose Revenue, Hawaii
                Electric Company
                7.38%, 12/1/20, (MBIA)......       8,713,200
              IDAHO-- 0.1%
  1,055,000   Idaho Housing Finance
                Authority, Single Family
                Mortgage Bonds, Series D-1
                8.00%, 1/1/20...............       1,139,495
              ILLINOIS-- 3.0%
 15,860,000   Chicago, Illinois, Gas Supply
                Revenue, People's Gas Light
                and Coke Company, Series A
                8.10%, 5/1/20...............      17,402,385
  4,000,000   Illinois Development Finance
                Authority, Pollution Control
                Revenue Refunding,
                Commonwealth Edison Company
                Project, Series D,
                6.75%, 3/1/15...............       4,380,280
  9,000,000   Illinois State, Sales Tax,
                Series P
                6.50%, 6/15/22..............      10,135,800
  2,965,000   Kankakee, Illinois, Sewer
                Revenue
                6.88%, 5/1/11, (FGIC).......       3,251,893

PAGE 10
KEYSTONE TAX FREE FUND

SCHEDULE OF INVESTMENTS-- JUNE 30, 1997 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                          VALUE
LONG-TERM INVESTMENTS-- CONTINUED
              ILLINOIS-- CONTINUED
$ 3,000,000   Metropolitan Fair and
                Exposition Authority,
                Illinois, Series A
                5.00%, 6/1/15...............  $    2,724,660
  4,950,000   Quincy, Illinois, Blessing
                Hospital Revenue
                6.00%, 11/15/18.............       4,878,869
                                                  42,773,887
              KANSAS-- 0.2%
  2,000,000   Burlington, Kansas, Pollution
                Control, Kansas Gas and
                Electric Company
                7.00%, 6/1/31, (MBIA).......       2,190,560
              KENTUCKY-- 1.6%
  8,000,000   Carroll County, Kentucky,
                Kentucky Utility Company,
                Series A
                7.45%, 9/15/16..............       9,020,320
  6,000,000   Jefferson County, Kentucky,
                Hospital Revenue, Linked
                ACES/Inverse Floaters (c)
                6.44%, 10/23/14, (MBIA).....       6,301,200
  4,360,000   Kentucky Housing Corporation,
                Housing Revenue Bond,
                Series C
                7.90%, 1/1/21...............       4,590,775
  2,725,000   Trimble County, Kentucky,
                Pollution Control,
                Louisville Gas and Electric
                Company
                7.63%, 11/1/20..............       2,990,388
                                                  22,902,683
              LOUISIANA-- 1.7%
  1,750,000   Louisiana Public Facilities
                Authority, Hospital Revenue,
                Woman's Hospital Foundation
                Project
                7.25%, 10/1/22..............       1,986,040

 PRINCIPAL
  AMOUNT                                          VALUE


LONG-TERM INVESTMENTS-- CONTINUED
              LOUISIANA-- CONTINUED
              New Orleans, Louisiana,
                Capital Appreciation:
$ 6,960,000   (effective yield 6.05%) (b)
              0.00%, 9/1/14, (AMBAC)........  $    2,688,857
  2,800,000   (effective yield 7.10%) (b)
              0.00%, 9/1/15, (AMBAC)........       1,014,384
  3,755,000   (effective yield 7.15%) (b)
              0.00%, 9/1/17, (AMBAC)........       1,204,491
  5,000,000   Orleans Parish, Louisiana,
                Parishwide School District
                5.38%, 9/1/21, (AMBAC)......       4,845,300
  5,175,000   Orleans Parish, Louisiana,
                School Board
                9.05%, 2/1/10, (ETM)........       6,870,796
  3,000,000   Orleans Parish, Louisiana,
                School Board, Refunding
                Bonds, Series B
                5.20%, 2/1/14...............       2,914,920
  2,000,000   Ouachita Parish, Louisiana,
                Louisiana Hospital Service
                Revenue, Glenwood Regional
                Medical Center
                7.50%, 7/1/21...............       2,245,920
                                                  23,770,708
              MAINE-- 0.7%
              Maine State Housing Authority,
                Mortgage Purchase:
  2,580,000   Series A3
              7.80%, 11/15/15...............       2,637,663
  4,000,000   Series C2
              6.05%, 11/15/28...............       4,019,960
  2,500,000   Regional Waste System, Maine,
                Solid Waste Resources
                Recovery Revenue
                8.15%, 7/1/11...............       2,676,800
                                                   9,334,423
              MARYLAND-- 0.0%
    115,000   Maryland State Community
                Development Administration,
                Multi-Family Housing
                8.75%, 5/15/12..............         115,714

SCHEDULE OF INVESTMENTS-- JUNE 30, 1997 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                          VALUE
LONG-TERM INVESTMENTS-- CONTINUED
              MASSACHUSETTS-- 9.2%
$   225,000   Lawrence, Massachusetts,
                General Obligation
                6.25%, 2/15/09, (AMBAC).....  $      243,893
              Massachusetts Bay
                Transportation Authority:
                Series A:
  7,550,000   6.25%, 3/1/12.................       8,321,610
  6,110,000   7.00%, 3/1/11.................       7,180,961
  2,125,000   Series B
              6.20%, 3/1/16.................       2,339,030
              Massachusetts Bay
                Transportation Authority,
                General Transportation
                Systems, Series A:
  8,000,000   5.00%, 3/1/23, (FGIC).........       7,360,400
  7,615,000   5.13%, 3/1/17, (FGIC).........       7,281,996
  5,000,000   7.00%, 3/1/07.................       5,785,400
  4,550,000   Massachusetts Bay
                Transportation Authority,
                General Transportation
                Systems, Refunding, Series A
                7.00%, 3/1/08...............       5,301,159
 13,750,000   Massachusetts Industrial
                Finance Agency, Harvard
                Community Health Plan,
                Incorporated, Series B
                8.13%, 10/1/17..............      14,603,600
  8,000,000   Massachusetts Industrial
                Finance Agency, Solid Waste
                Disposal Revenue, Senior
                Lien, Massachusetts
                Recycling Association,
                Series A
                9.00%, 8/1/16...............       3,200,000
 26,000,000   Massachusetts Municipal
                Wholesale Electric Company
                Power Supply Systems
                Revenue, Linked PARS and
                INFLOS (c)
                5.45%, 7/1/18...............      24,895,260

 PRINCIPAL
  AMOUNT                                          VALUE


LONG-TERM INVESTMENTS-- CONTINUED
              MASSACHUSETTS-- CONTINUED
              Massachusetts State Health and
                Educational Facilities
                Authority:
$ 1,700,000   Brigham & Women's Hospital
              6.75%, 7/1/24, (MBIA).........  $    1,833,127
  2,000,000   Capital Asset Program
              7.30%, 10/1/18, (MBIA)........       2,188,620
  5,000,000   Massachusetts General
                Hospital, Series F
              6.25%, 7/1/12, (AMBAC)........       5,546,800
    600,000   McLean Hospital Issue,
                Series C
              6.50%, 7/1/10.................         651,582
    400,000   Milton Hospital, Series B
              7.25%, 7/1/05.................         435,964
              New England Deaconess
                Hospital:
  1,000,000   6.88%, 4/1/22.................       1,069,960
  2,980,000   6.88%, 4/1/22, (AMBAC)........       3,252,551
              Massachusetts State Water
                Resources Authority:
  1,500,000   Series A
              7.13%, 4/1/00.................       1,598,040
  5,000,000   Series B
              5.00%, 12/1/16, (MBIA)........       4,697,500
              Massachusetts State, General
                Obligation:
                Consolidated Loan, Series C
  8,000,000   6.60%, 11/1/08, (FGIC)........       8,889,920
              Series B
  5,000,000   5.25%, 6/1/16, (FGIC).........       4,859,050
              Series C
  7,600,000   6.00%, 8/1/09, (FGIC).........       8,258,540
     85,000   Massachusetts State, Water
                Pollution Abatement Trust,
                Pooled Loan Program,
                Series 2
                6.13%, 2/1/08...............          93,479
                                                 129,888,442

PAGE 12
KEYSTONE TAX FREE FUND

SCHEDULE OF INVESTMENTS-- JUNE 30, 1997 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                          VALUE
LONG-TERM INVESTMENTS-- CONTINUED
              MICHIGAN-- 2.8%
$ 3,000,000   Detroit, Michigan, Sewage
                Disposal Revenue, Series A
                5.00%, 7/1/22, (MBIA).......  $    2,770,800
  2,450,000   Michigan State University
                Revenues, Series A
                5.13%, 2/15/16, (AMBAC).....       2,326,863
  9,500,000   Monroe County, Michigan,
                Economic Development
                Corporation, Detroit Edison
                Company
                6.95%, 9/1/22, (FGIC).......      11,381,570
 51,525,000   Okemos, Michigan, Public
                School District, Series I
                (effective yield 7.35%) (b)
                0.00%, 5/1/21...............      11,499,349
 35,490,000   West Ottawa, Michigan, Public
                School District, Capital
                Appreciation (effective
                yield 7.55%) (b)
                0.00%, 5/1/15...............      11,872,115
                                                  39,850,697
              MINNESOTA-- 1.0%
  1,220,000   Dakota County, Minnesota,
                Single Family Mortgage
                8.10%, 9/1/12...............       1,272,643
  1,330,000   Minnesota State Housing
                Finance Agency, Single
                Family Mortgage, Series D
                8.00%, 1/1/23...............       1,382,176
 11,925,000   University of Minnesota,
                University Revenue, Series A
                5.50%, 7/1/21...............      11,973,415
                                                  14,628,234
              MISSISSIPPI-- 0.1%
  1,000,000   Harrison County, Mississippi,
                Wastewater Treatment
                Management
                8.50%, 2/1/13...............       1,346,750

 PRINCIPAL
  AMOUNT                                          VALUE

LONG-TERM INVESTMENTS-- CONTINUED
              MISSOURI-- 0.6%
$ 4,725,000   Missouri State Health and
                Educational Facilities
                Authority, Barnes Jewish
                Hospital
                5.15%, 5/15/10, (MBIA)......  $    4,701,186
    945,000   Missouri State Housing
                Development Commission,
                Mortgage Revenue, Single
                Family, Series B
                6.45%, 9/1/27...............         977,546
  2,500,000   Sikeston, Missouri, Electric
                Revenue
                5.00%, 6/1/22, (MBIA).......       2,309,175
                                                   7,987,907
              NEVADA-- 0.7%
  3,000,000   Clark County, Nevada, School
                District, Series A
                6.75%, 3/1/07, (MBIA).......       3,226,560
  6,000,000   Clark County, Nevada, Series A
                7.50%, 6/1/09, (AMBAC)......       7,253,760
                                                  10,480,320
              NEW HAMPSHIRE-- 0.3%
              New Hampshire Higher Education
                & Health Facilities
                Authority, Frisbie Memorial
                Hospital, Revenue Bonds:
  3,155,000   6.13%, 10/1/13................       3,171,974
  1,000,000   Gloucester County Project,
                Series A
              8.13%, 7/1/10.................       1,014,080
                                                   4,186,054
              NEW JERSEY-- 0.8%
  8,750,000   New Jersey Economic
                Development Authority, Water
                Facilities Revenue, New
                Jersey American Water
                Company Incorporated Project
                6.50%, 4/1/22, (FGIC).......       9,275,875

SCHEDULE OF INVESTMENTS-- JUNE 30, 1997 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                          VALUE
LONG-TERM INVESTMENTS-- CONTINUED
              NEW JERSEY-- CONTINUED
              New Jersey Health Care
                Facilities Financing
                Authority:
$ 1,000,000   Jersey Shore Medical Center
              6.13%, 7/1/12, (AMBAC)........  $    1,044,790
  1,200,000   St. Elizabeth's Hospital,
              Series B
              7.75%, 7/1/98.................       1,234,908
                                                  11,555,573
              NEW MEXICO-- 0.2%
  1,500,000   Albuquerque, New Mexico,
                Hospital System Revenue,
                Series A
                6.38%, 8/1/07, (MBIA).......       1,616,385
  1,000,000   Albuquerque, New Mexico, Joint
                Water and Sewer System
                Revenue, Series A (effective
                yield 6.90%) (b)
                0.00%, 7/1/08, (FGIC).......         565,010
  1,230,000   New Mexico Educational
                Assistance Foundation,
                Series B
                6.30%, 12/1/04..............       1,328,781
                                                   3,510,176
              NEW YORK-- 15.4%
  4,500,000   Metropolitan Transportation
                Authority, New York,
                Dedicated Tax Fund, Series A
                5.50%, 4/1/15, (MBIA).......       4,493,925
  3,050,000   Metropolitan Transportation
                Authority, New York,
                Transportation Facilities
                Revenue, Series M
                5.50%, 7/1/08, (FGIC).......       3,192,374
  7,980,000   New York City, New York,
                General Obligation,
                Prerefunded, Series A
                7.75%, 8/15/15..............       9,072,781
    400,000   New York City, New York,
                General Obligation,
                Refunding, Series A
                5.75%, 8/1/10, (FGIC).......         409,512

 PRINCIPAL
  AMOUNT                                          VALUE


LONG-TERM INVESTMENTS-- CONTINUED
              NEW YORK-- CONTINUED
              New York City, New York,
                General Obligation,
                Unrefunded Balance,
                Series A :
$   615,000   7.75%, 8/15/08................  $      683,443
    335,000   7.75%, 8/15/14................         372,282
    270,000   7.75%, 8/15/15................         299,517
              New York City, New York,
                Municipal Water Finance
                Authority, Water and Sewer
                Systems Revenue:
                Series A:
 10,000,000   5.50%, 6/15/24................       9,660,000
  4,565,000   7.00%, 6/15/15, (FGIC)........       4,960,146
              Series B:
  8,000,000   5.50%, 6/15/27, (MBIA)........       7,783,520
  5,000,000   5.75%, 6/15/26................       4,986,550
              New York State Dormitory
                Authority Revenue, City
                University Educational
                Facilities:
  1,000,000   5.38%, 7/1/14, (FGIC).........         991,590
  3,780,000   7.00%, 7/1/09, (FGIC).........       4,421,164
  4,535,000   New York State Dormitory
                Authority Revenue, Mental
                Health Facility
                5.13%, 2/15/21, (MBIA)......       4,254,374
              New York State Dormitory
                Authority Revenue, State
                University Educational
                Facilities:
  3,000,000   5.25%, 5/15/15, (AMBAC).......       2,941,500
  4,000,000   5.50%, 5/15/13, (FSA).........       4,062,600
  7,000,000   Series A
              5.25%, 5/15/15, (FSA).........       6,887,090
  9,500,000   Series B
              5.25%, 5/15/13, (FSA).........       9,446,990
              Series C:
  1,100,000   7.38%, 5/15/10................       1,289,167
 10,500,000   7.50%, 5/15/11................      12,436,830

PAGE 14
KEYSTONE TAX FREE FUND

SCHEDULE OF INVESTMENTS-- JUNE 30, 1997 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                          VALUE
LONG-TERM INVESTMENTS-- CONTINUED
              NEW YORK-- CONTINUED
$ 7,400,000   New York State Energy Research
                and Development Authority,
                Consolidated Edison Project
                7.75%, 1/1/24...............  $    7,628,512
  5,000,000   New York State Environmental
                Facilities Corporation,
                State Water Pollution
                Control (New York City Water
                Finance Authority), Series E
                6.88%, 6/15/10..............       5,446,350
  2,000,000   New York State Local
                Government Assistance
                Corporation, Series C
                5.50%, 4/1/17...............       2,011,720
              New York State Medical Care
                Facilities, Finance Agency
                Revenue:
  2,900,000   6.38%, 8/15/14, (FGIC)........       3,110,569
  2,255,000   6.38%, 11/15/19, (AMBAC)......       2,397,133
  1,250,000   Health Center Projects,
                Series A
              6.38%, 11/15/19...............       1,320,712
  3,500,000   New York Hospital, FHA Insured
                Mortgage, Series A
              6.80%, 8/15/24, (AMBAC).......       3,891,195
  2,000,000   New York Hospital, Series A
              6.75%, 8/15/14................       2,217,320
  4,000,000   New York State Mortgage
                Agency, Homeowner Mortgage,
                Series 27
                6.90%, 4/1/15...............       4,317,000
  1,565,000   New York State Mortgage
                Agency, Series A
                6.88%, 4/1/17...............       1,582,857
  1,125,000   New York State Power
                Authority, General Purpose
                Revenue
                7.00%, 1/1/18...............       1,305,698
              New York State Thruway
                Authority, Highway and
                Bridge Trust Fund, Series A:
  1,500,000   5.25%, 4/1/16, (AMBAC)........       1,459,590
  3,300,000   5.25%, 4/1/17, (AMBAC)........       3,208,557

 PRINCIPAL
  AMOUNT                                          VALUE


LONG-TERM INVESTMENTS-- CONTINUED

              NEW YORK-- CONTINUED
$10,000,000   New York State Thruway
                Authority, General Revenue,
                Series D
                5.25%, 1/1/21...............  $    9,621,600
              New York State Urban
                Development Corporation
                Revenue, Correctional
                Facilities:
 15,920,000   Refunding, Series A
              6.50%, 1/1/10.................      17,370,312
  4,000,000   Series 7
              5.70%, 1/1/16.................       3,972,360
              Series A:
    575,000   6.50%, 1/1/09.................         628,952
  9,000,000   7.50%, 4/1/11.................      10,102,230
 10,550,000   New York State, General
                Obligation
                5.25%, 3/1/17...............      10,111,331
    500,000   Niagara Falls, New York,
                Public Improvement
                7.50%, 3/1/14, (MBIA).......         618,780
  3,000,000   Port Authority, New York and
                New Jersey, Consolidated
                104th Series
                4.75%, 1/15/26, (AMBAC).....       2,642,730
              Triborough Bridge and Tunnel
                Authority Revenue, New York,
                General Purpose Bonds:
 14,120,000   Series B
              5.30%, 1/1/17.................      13,750,621
  6,000,000   Series Q
              5.00%, 1/1/17, (MBIA).........       5,629,560
 10,000,000   Series Y
              5.50%, 1/1/17.................      10,095,000
                                                 217,086,044
              OHIO-- 1.4%
  2,000,000   Adams County, Ohio Valley
                Local School District
                7.00%, 12/1/15..............       2,388,720
              Cleveland, Ohio, Public Power
                Systems, First Mortgage,
                Series A:
  7,000,000   7.00%, 11/15/16, (MBIA).......       8,044,960
  1,000,000   7.00%, 11/15/24, (MBIA).......       1,158,660

SCHEDULE OF INVESTMENTS-- JUNE 30, 1997 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                          VALUE
LONG-TERM INVESTMENTS-- CONTINUED
              OHIO-- CONTINUED
$ 1,285,000   Columbus, Ohio, General
                Obligation
                12.38%, 2/15/06.............  $    1,936,623
  1,500,000   Montgomery County, Ohio,
                Hospital Revenue, Kettering
                Medical Center
                6.25%, 4/1/20, (MBIA).......       1,642,965
  1,000,000   Ohio State Higher Educational
                Facility Commission
                6.13%, 11/15/17, (MBIA).....       1,047,670
  3,000,000   Ohio State Water Development
                Authority Revenue, Safe
                Water Series
                6.00%, 12/1/07, (AMBAC).....       3,272,940
                                                  19,492,538
              OKLAHOMA-- 0.2%
  2,250,000   Oklahoma State Industrial
                Authority, Baptist Medical
                Center
                7.00%, 8/15/14..............       2,463,997
              PENNSYLVANIA-- 6.7%
  2,500,000   Allegheny County,
                Pennsylvania, Sewer Revenue
                Refunding (effective yield
                6.10%) (b)
                0.00%, 6/1/15, (FGIC).......         907,275
     80,000   Beaver County, Pennsylvania,
                Industrial Development
                Authority, Ohio Edison
                Project, Series A
                7.75%, 9/1/24...............          84,547
  4,390,000   Beaver County, Pennsylvania,
                Ohio Edison
                7.00%, 6/1/21, (FGIC).......       4,716,923
    500,000   Delaware County, Pennsylvania,
                Industrial Development
                Authority Pollution Control
                Revenue
                7.38%, 4/1/21...............         540,675
  2,000,000   Lebanon County, Pennsylvania,
                Good Samaritan Hospital
                Authority, Project Revenue
                6.00%, 11/15/18.............       1,998,680

 PRINCIPAL
  AMOUNT                                          VALUE


LONG-TERM INVESTMENTS-- CONTINUED
              PENNSYLVANIA-- CONTINUED
$   900,000   Montgomery County,
                Pennsylvania, Industrial
                Development and Pollution
                Control, Philadelphia
                Electric Company
                7.60%, 4/1/21...............  $      963,522
  2,500,000   North Penn, Pennsylvania,
                Water Authority
                6.88%, 11/1/19, (FGIC)......       2,849,675
  7,500,000   Northumberland County,
                Pennsylvania, Commonwealth
                Lease Revenue, Capital
                Appreciation (effective
                yield 7.10%) (b)
                0.00%, 10/15/10, (MBIA).....       3,700,425
  8,000,000   Pennsylvania Housing Finance
                Agency, Multi-Family
                Mortgage, Section 8
                8.20%, 7/1/24...............       8,579,680
  5,545,000   Pennsylvania Housing Finance
                Agency, Residential
                Development, Section 8,
                Series A
                7.60%, 7/1/13...............       5,940,691
              Pennsylvania Housing Finance
                Agency, Single Family
                Mortgage:
  3,000,000   Series P
              8.00%, 4/1/16.................       3,089,310
  4,000,000   Series T
              7.75%, 10/1/09................       4,179,200
  3,950,000   Series V
              7.80%, 4/1/16.................       4,084,695
  1,260,000   Pennsylvania Intergovernmental
                Cooperative Authority,
                Philadelphia Funding
                6.75%, 6/15/21, (FGIC)......       1,424,304
  4,000,000   Pennsylvania State Higher
                Educational Facilities
                Authority, Allegheny General
                Hospital, Series A
                7.13%, 9/1/07...............       4,345,560
  3,750,000   Pennsylvania State Higher
                Educational Facilities
                Authority, State System
                Higher Education, Series O
                5.13%, 6/15/24, (AMBAC).....       3,503,813

PAGE 16
KEYSTONE TAX FREE FUND

SCHEDULE OF INVESTMENTS-- JUNE 30, 1997 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                          VALUE
LONG-TERM INVESTMENTS-- CONTINUED
              PENNSYLVANIA-- CONTINUED
              Philadelphia, Pennsylvania,
                Hospital and Higher
                Education Facilities:
              Albert Einstein Medical Center
$ 3,000,000   7.00%, 10/1/21................  $    3,184,830
  2,350,000   7.63%, 4/1/11.................       2,488,979
    280,000   Community College, Series B
              6.50%, 5/1/07.................         311,693
  2,500,000   Temple University Hospital
              5.50%, 11/15/15...............       2,402,125
  3,350,000   Philadelphia, Pennsylvania,
                School District, Series B
                5.25%, 4/1/17...............       3,232,750
 15,500,000   Philadelphia, Pennsylvania,
                Water and Wastewater Revenue
                5.00%, 6/15/16, (FSA).......      14,368,345
  3,175,000   Pittsburgh, Pennsylvania,
                Urban Redevelopment
                Authority, Multi-Family
                Housing Mortgage, 1985
                Series A
                9.25%, 12/1/27..............       3,316,923
  6,350,000   Sayre, Pennsylvania, Health
                Care Facilities Authority,
                Guthrie Healthcare, Series A
                7.10%, 3/1/17...............       6,896,481
  3,000,000   South Fork Municipal
                Authority, Pennsylvania,
                Hospital Revenue, Good
                Samaritan Medical Center,
                Series B
                5.25%, 7/1/26...............       2,826,060
  2,500,000   Southeastern Pennsylvania
                Transportation Authority,
                Special Revenue
                5.38%, 3/1/22, (FGIC).......       2,428,450
  5,000,000   Westmoreland County,
                Pennsylvania, Municipal
                Authority, Capital
                Appreciation, Series C
                (effective yield 5.69%) (b)
                0.00%, 8/15/15..............       1,832,050
                                                  94,197,661

 PRINCIPAL
  AMOUNT                                          VALUE


LONG-TERM INVESTMENTS-- CONTINUED
              RHODE ISLAND-- 0.4%
$ 5,710,000   Rhode Island State Health and
                Educational Building
                Corporation, Hospital
                Financing Revenue, Roger
                Williams General Hospital
                9.50%, 7/1/16...............  $    5,848,296
              SOUTH CAROLINA-- 1.2%
  5,000,000   Piedmont Municipal Power
                Agency, South Carolina
                Electric Revenue
                5.38%, 1/1/25, (MBIA).......       4,877,950
  1,610,000   South Carolina State Housing
                Finance and Development
                Authority, Homeownership
                Mortgage Purchase, Series B
                7.90%, 7/1/32, (FHA)........       1,686,716
  9,000,000   South Carolina State Port
                Authority, Port Revenue
                6.75%, 7/1/21, (AMBAC)......       9,660,780
                                                  16,225,446
              TENNESSEE-- 2.4%
  5,465,000   Bristol, Tennessee, Health and
                Education Authority, Bristol
                Memorial Hospital
                6.75%, 9/1/10, (FGIC).......       6,235,237
              Knox County, Tennessee, Health
                and Educational Facilities,
                Fort Sanders Hospital
                Alliance:
  8,000,000   Series B
              7.25%, 1/1/10.................       9,466,880
  3,500,000   Series C
              5.25%, 1/1/15.................       3,417,295
  9,000,000   Metro Government, Nashville
                and Davidson Counties,
                Tennessee, Step Bond
                (effective yield 4.92%) (b)
                0.00%, 1/1/12, (FGIC).......      10,009,170
  5,055,000   Tennessee Housing Development
                Authority, Home Ownership
                Program, Issue H
                7.83%, 7/1/15...............       5,184,004
                                                  34,312,586

SCHEDULE OF INVESTMENTS-- JUNE 30, 1997 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                          VALUE
LONG-TERM INVESTMENTS-- CONTINUED
              TEXAS-- 9.2%
$    25,000   Bexar, Texas, Metropolitan
                Water District Waterworks
                Systems, Unrefunded Balance
                6.63%, 5/1/14, (AMBAC)......  $       26,849
  8,500,000   Brazos River Authority, Texas
                Revenue Refunding, Houston
                Light and Power Company,
                Project C
                8.10%, 5/1/19...............       8,923,895
  2,400,000   Brownsville, Texas, Utility
                System Revenue
                6.25%, 9/1/14, (MBIA).......       2,645,928
  6,675,000   Cypress-Fairbanks, Texas,
                Independent School District,
                Capital Appreciation, Series
                A (effective yield 6.03%)
                (b)
                0.00%, 2/15/13..............       2,821,990
              Fort Bend County, Texas, Levee
                Improvement:
  1,165,000   6.90%, 9/1/20, (MBIA).........       1,280,591
              District # 11:
  1,245,000   6.90%, 9/1/18, (MBIA).........       1,364,632
  1,000,000   6.90%, 9/1/19, (MBIA).........       1,096,090
  7,000,000   Harris County, Texas, Flood
                Control District (effective
                yield 7.20%) (b)
                0.00%, 10/1/06..............       3,902,080
              Harris County, Texas, Health
                Facilities Development
                Corporation:
  5,000,000   6.60%, 6/1/14.................       5,592,650
  2,480,000   Hermann Hospital Project
              6.38%, 10/1/17, (MBIA)........       2,629,222
              Memorial Hospital Project:
  2,525,000   7.13%, 6/1/15.................       2,819,365
  3,215,000   Series A
              6.00%, 6/1/09.................       3,469,724
  4,000,000   Harris County, Texas, Senior
                Lien, Toll Road, Series A
                6.38%, 8/15/24, (MBIA)......       4,326,800
  3,000,000   Harris County, Texas, Toll
                Road
                7.00%, 8/15/10..............       3,529,980

 PRINCIPAL
  AMOUNT                                          VALUE


LONG-TERM INVESTMENTS-- CONTINUED
              TEXAS-- CONTINUED
$ 4,565,000   Houston, Texas, Airport System
                Revenue, Senior Lien
                8.20%, 7/1/17...............  $    4,819,134
 15,000,000   Houston, Texas, General
                Obligation
                7.00%, 3/1/08...............      17,544,300
              Houston, Texas, Water and
                Sewer System Revenue, Junior
                Lien:
  2,700,000   Refunding, Series C
              (effective yield 6.85%) (b)
              0.00%, 12/1/10................       1,311,093
  2,000,000   Series C
              5.25%, 12/1/22, (FGIC)........       1,921,440
  3,175,000   Port Arthur, Texas, General
                Obligation
                5.00%, 2/15/21, (MBIA)......       2,962,339
  1,085,000   Rio Grande Valley, Texas,
                Health Facilities
                Corporation, Hospital
                Revenue, Baptist Medical
                Project
                8.00%, 8/1/17...............       1,143,948
 11,250,000   San Antonio, Texas, Electric
                and Gas Revenue
                5.00%, 2/1/12...............      10,962,562
  5,000,000   Tarrant County, Texas, Health
                Facilities Development
                Revenue, Harris Methodist
                Health System, Series A
                5.13%, 9/1/18, (AMBAC)......       4,659,950
  6,415,000   Tarrant County, Texas, Housing
                Finance Corporation, Series
                A (effective yield 11.00%)
                (b)
                0.00%, 9/15/16, (MBIA)......       2,148,127
              Texas Housing Agency:
  3,940,000   Residential Development,
                Series D
              8.40%, 1/1/21.................       4,102,210
  2,310,000   Single Family Mortgage
              8.20%, 3/1/16.................       2,365,971
              Texas Municipal Power Agency:
    175,000   Refunding Bonds
              5.25%, 9/1/12, (MBIA).........         172,786
    130,000   Revenue Bonds
              6.10%, 9/1/09.................         141,254

PAGE 18
KEYSTONE TAX FREE FUND

SCHEDULE OF INVESTMENTS-- JUNE 30, 1997 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                          VALUE
LONG-TERM INVESTMENTS-- CONTINUED
              TEXAS-- CONTINUED
$10,800,000   Texas State Turnpike
                Authority, Dallas North
                Thruway Revenue, President
                George Bush Turnpike
                5.00%, 1/1/16...............  $   10,285,056
  5,000,000   Texas State, Linked
                RIBs/SAVRs (c)
                6.20%, 9/30/11..............       5,472,100
  9,000,000   Titus County, Texas, Water
                District #1, Southwest
                Electric Power
                8.20%, 8/1/11...............      10,228,860
  1,475,000   University of Texas,
                University Revenues,
                Unrefunded Balance, Series B
                6.75%, 8/15/13..............       1,599,564
  3,450,000   Waller, Texas, General
                Obligation, Independent
                School District
                5.25%, 2/15/21..............       3,310,137
                                                 129,580,627
              UTAH-- 1.7%
              Intermountain Power Agency,
                Utah, Power Supply:
  6,500,000   Series C (effective yield
                6.80%) (b)
              0.00%, 7/1/20.................       1,059,695
  3,020,000   Series D
              8.38%, 7/1/12.................       3,080,400
  9,145,000   Murray City, Utah, Hospital
                Revenue, Health Services
                Incorporated
                4.75%, 5/15/20, (MBIA)......       7,988,066
    270,000   Utah State Housing Finance
                Agency, Single Family
                Mortgage, Series C2
                7.95%, 7/1/10...............         285,485
 11,350,000   Utah State, General Obligation
                5.50%, 7/1/07...............      11,914,549
                                                  24,328,195
              VERMONT-- 0.1%
  1,485,000   Vermont Housing Finance
                Agency, Single Family,
                Series 1
                8.15%, 5/1/25...............       1,530,931

 PRINCIPAL
  AMOUNT                                          VALUE


LONG-TERM INVESTMENTS-- CONTINUED
              VIRGINIA-- 1.0%
$ 9,355,000   Fairfax County, Virginia,
                Industrial Development
                Authority
                5.00%, 8/15/23..............  $    8,649,633
              Winchester, Virginia,
                Industrial Development
                Hospital Revenue, Winchester
                Medical Center:
  2,300,000   6.15%, 1/1/15, (AMBAC)........       2,200,088
  3,200,000   6.30%, 1/1/15, (AMBAC)........       3,059,584
                                                  13,909,305
              WASHINGTON-- 2.3%
  2,595,000   Snohomish County, Washington,
                Series A
                5.13%, 12/1/16, (MBIA)......       2,473,424
              Tacoma, Washington, Electric
                Systems Revenue:
  3,000,000   5.25%, 1/1/15, (AMBAC)........       2,896,290
 12,000,000   Linked RIBs/SAVRs (c)
              6.51%, 1/2/15, (AMBAC)........      13,005,000
  1,700,000   Tacoma, Washington, Solid
                Waste Utilities Revenue,
                Series B
                5.50%, 12/1/17, (AMBAC).....       1,677,254
  4,000,000   Washington Public Power Supply
                System, Nuclear Project #3
                (effective yield 10.09%) (b)
                0.00%, 7/1/12...............       1,719,640
 10,000,000   Washington State General
                Obligation, Series A
                5.38%, 7/1/21...............       9,769,800
  1,300,000   Washington State Health Care
                Facilities Authority, Multi-
                Care Medical Center of
                Tacoma
                7.88%, 8/15/11, (FGIC)......       1,374,841
                                                  32,916,249
              WISCONSIN-- 0.1%
    785,000   Wisconsin Housing and Economic
                Development Authority, Home
                Ownership
                8.00%, 3/1/21...............         822,068

SCHEDULE OF INVESTMENTS-- JUNE 30, 1997 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                          VALUE
LONG-TERM INVESTMENTS-- CONTINUED
              PUERTO RICO-- 3.8%
              Puerto Rico Commonwealth
                Highway and Transportation
                Authority Revenue:
$   400,000   Series Y
              5.25%, 7/1/15, (FSA)..........  $      394,004
  5,000,000   Series Z
              6.00%, 7/1/18, (FSA)..........       5,440,550
              Puerto Rico Commonwealth,
                General Obligation, Linked
                BPO (c):
 12,800,000   7.00%, 7/1/10, (MBIA).........      15,066,240
  5,000,000   7.00%, 7/1/10, (AMBAC)........       5,885,250
  3,000,000   Puerto Rico Commonwealth,
                General Obligation,
                Refunding
                6.45%, 7/1/17...............       3,223,230
              Puerto Rico Electric Power
                Authority Revenue:
  2,000,000   Series AA
              6.25%, 7/1/10, (MBIA).........       2,218,100
  2,000,000   Series S
              7.00%, 7/1/07, (MBIA).........       2,331,440
              Puerto Rico Industrial,
                Tourist, Educational,
                Medical, Environmental
                Control Facilities:
  1,400,000   Finance Authority
              6.25%, 7/1/24, (MBIA).........       1,488,942
    250,000   Hospital Auxilio Mutuo
                Project, Series A
              5.50%, 7/1/17, (MBIA).........         250,338
  4,000,000   Puerto Rico Municipal Finance
                Agency, Series A
                6.00%, 7/1/11, (FSA)........       4,339,440
              Puerto Rico Public Buildings
                Authority Revenue,
                Government Facilities,
                Series B:
  5,250,000   5.00%, 7/1/16, (MBIA).........       4,983,877
  2,000,000   5.25%, 7/1/21.................       1,883,560

 PRINCIPAL
  AMOUNT                                          VALUE


LONG-TERM INVESTMENTS-- CONTINUED
              PUERTO RICO-- CONTINUED
$ 6,250,000   Puerto Rico Public Buildings
                Authority Revenue,
                Guaranteed Public Education
                and Health Facilities,
                Series M, Step coupon
                (effective yield 5.74%) (b)
                3.75%, 7/1/16...............  $    5,932,875
                                                  53,437,846
TOTAL LONG-TERM INVESTMENTS
  (COST $1,323,071,464).....................   1,381,292,401
SHORT-TERM INVESTMENTS-- 1.3%
              CALIFORNIA-- 0.2%
     30,000   California Health Facilities
                Financing Authority Revenue,
                St. Joseph's Health System,
                Series A
                3.70%, 7/1/13 (a)...........          30,000
  2,600,000   Irvine, California,
                Improvement Board Act of
                1915 Updates, Assessment
                District #89-10 3.75%,
                9/2/15 (a)..................       2,600,000
                                                   2,630,000

              FLORIDA-- 0.1%
    180,000   Dade County, Florida, Health
                Facilities Authority,
                Hospital Revenue, Miami
                Chidren's Hospital Project
                4.15%, 9/1/25, (AMBAC)
                (a).........................         180,000
  1,450,000   Dade County, Florida, Water
                and Sewer Systems Revenue
                4.15%, 10/5/22, (FGIC)
                (a).........................       1,450,003
                                                   1,630,003

              MASSACHUSETTS-- 0.1%
  1,800,000   Massachusetts State Health and
                Educational Facilities
                Authority, Capital Assets
                Program, Series D
                3.90%, 1/1/35, (MBIA) (a)...       1,800,000

PAGE 20
KEYSTONE TAX FREE FUND

SCHEDULE OF INVESTMENTS-- JUNE 30, 1997 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                          VALUE
SHORT-TERM INVESTMENTS-- CONTINUED
              MISSISSIPPI-- 0.2%
$ 3,300,000   Jackson County, Mississippi,
                Pollution Control Revenue,
                Chevron U.S.A. Incorporated
                Project
                4.00%, 12/1/16 (a)..........  $    3,300,000

              MISSOURI-- 0.1%
    895,000   Missouri State Health and
                Educational Facilities
                Authority, Christian Health
                Services, Series B
                4.05%, 11/1/19 (a)..........         895,000

              NEW YORK-- 0.3%
              New York City, New York,
                Municipal Water Finance
                Authority, Water and Sewer
                Systems Revenue:
    325,000   Series C
              4.15%, 6/15/22, (FGIC) (a)....         325,000
  3,700,000   Series G
              4.05%, 6/15/24, (FGIC) (a)....       3,700,000
                                                   4,025,000

 PRINCIPAL
  AMOUNT                                          VALUE


SHORT-TERM INVESTMENTS-- CONTINUED
              PENNSYLVANIA-- 0.1%

$ 1,160,000   Sayre, Pennsylvania, Health
                Care Facilities Authority,
                Pennsylvania Capital
                Financing Project, Series K
                4.15%, 12/1/20,
                (AMBAC) (a).................  $    1,160,000

              WYOMING-- 0.2%
  3,500,000   Uinta County, Wyoming,
                Pollution Control Revenue,
                Chevron U. S. A.
                Incorporated Project
                4.00%, 4/1/10 (a)...........       3,500,000

TOTAL SHORT-TERM
  INVESTMENTS--
  (COST $18,940,003).....................              18,940,003
TOTAL INVESTMENTS--
  (COST $1,342,011,467)                    99.2%    1,400,232,404
OTHER ASSETS AND
  LIABILITIES-- NET                         0.8        11,335,402
NET ASSETS                                100.0%   $1,411,567,806

 (a) Security is a variable or floating rate instrument with periodic demand features. The Fund is entitled to full payment of principal and accrued interest upon surrendering the security to the issuing agent.
(b) Effective yield (calculated at date of purchase) is the annual yield at which the bond accretes until its maturity date.
 (c) At the discretion of the portfolio manager, these securities may be separated into securities with interest or principal payments that are linked to another rate or index and therefore would be considered derivative securities.

LEGEND OF PORTFOLIO ABBREVIATIONS:
ACES-- Auction Rate Securities
AMBAC-- American Municipal Bond Assurance Corp.
BPO-- Bond Payment Obligation
ETM-- Escrowed to Maturity
FGIC-- Federal Guaranty Insurance Co.
FHA-- Federal Housing Authority
FSA-- Federal Security Assurance
GNMA-- Government National Mortgage Association
INFLOs-- Inverse Floating Rate Securities
MBIA-- Municipal Bond Investors Assurance Corp.
PARs-- Periodic Auction Reset Securities
RIBs-- Residual Interest Bonds
SAVRs-- Select Auction Variable Rate Securities

FUTURES CONTRACTS-- SHORT POSITIONS

                                                                        INITIAL CONTRACT              UNREALIZED
EXPIRATION        NUMBER OF CONTRACTS                                        AMOUNT                  APPRECIATION
September 1997            195           U.S. Treasury Bond Index            $ 429,000                  $ 197,320

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                  SIX MONTHS
                                                     ENDED
                                                 JUNE 30, 1997                         YEAR ENDED DECEMBER 31,
                                                  (UNAUDITED)        1996          1995          1994          1993        1992
NET ASSET VALUE BEGINNING OF PERIOD                     $7.71          $7.86         $7.10         $8.12         $8.04       $8.07
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                    0.20           0.41          0.41          0.37          0.39        0.46
Net realized and unrealized gain (loss)
  on investments and closed futures contracts           (0.01)         (0.17)         0.74         (0.96)         0.48        0.12
Total from investment operations                         0.19           0.24          1.15         (0.59)         0.87        0.58
LESS DISTRIBUTIONS FROM:
Net investment income                                   (0.20)         (0.39)        (0.39)        (0.37)        (0.39)      (0.46)
In excess of net investment income                          0              0             0         (0.06)        (0.06)      (0.04)
Net realized gain on investments                            0              0             0             0         (0.33)      (0.11)
In excess of net realized gain on investments               0              0             0             0         (0.01)          0
Total distributions                                     (0.20)         (0.39)        (0.39)        (0.43)        (0.79)      (0.61)
NET ASSET VALUE END OF PERIOD                           $7.70          $7.71         $7.86         $7.10         $8.12       $8.04
TOTAL RETURN (B)                                         2.52%          3.15%        16.61%        (7.34%)       11.15%       7.55%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Expenses                                               0.92%(c)       0.87%         0.95%         1.55%         1.66%       1.38%
  Expenses excluding indirectly paid expenses            0.91%(c)       0.86%         0.94%           --            --          --
  Net investment income                                  5.19%(c)       5.34%         5.41%         4.92%         4.72%       5.71%
PORTFOLIO TURNOVER RATE                                    45%            69%           56%           84%           76%         78%
NET ASSETS END OF PERIOD (THOUSANDS)              $ 1,411,568     $1,557,886    $1,204,468    $1,197,727    $1,548,503  $1,453,199

                                                                                     YEAR ENDED DECEMBER 31,
                                                                     1991        1990(A)         1989         1988        1987
NET ASSET VALUE BEGINNING OF PERIOD                                    $7.90         $8.06         $8.18       $8.09       $8.85
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                   0.46          0.52          0.57        0.55        0.56
Net realized and unrealized gain (loss)
  on investments and closed futures contracts                           0.36         (0.01)         0.15        0.30       (0.58)
Total from investment operations                                        0.82          0.51          0.72        0.85       (0.02)
LESS DISTRIBUTIONS FROM:
Net investment income                                                  (0.46)        (0.52)        (0.60)      (0.63)      (0.64)
In excess of net investment income                                     (0.07)        (0.03)            0           0           0
Net realized gain on investments                                       (0.12)        (0.12)        (0.24)      (0.13)      (0.10)
In excess of net realized gain on investments                              0             0             0           0           0
Total distributions                                                    (0.65)        (0.67)        (0.84)      (0.76)      (0.74)
NET ASSET VALUE END OF PERIOD                                          $8.07         $7.90         $8.06       $8.18       $8.09
TOTAL RETURN (B)                                                       10.80%         6.66%         9.11%      10.89%      (0.14%)
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Expenses                                                              1.75%         1.18%         1.23%       1.79%       1.70%
  Expenses excluding indirectly paid expenses                             --            --            --          --          --
  Net investment income                                                 5.78%         6.54%         6.94%       6.74%       6.80%
PORTFOLIO TURNOVER RATE                                                   77%           64%           69%         61%         43%
NET ASSETS END OF PERIOD (THOUSANDS)                              $1,146,185    $1,060,826    $  901,912    $903,132    $894,768

 (a) Calculation based on average shares outstanding.
 (b) Excluding applicable sales charges.
 (c) Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

PAGE 22
KEYSTONE TAX FREE FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997 (UNAUDITED)

ASSETS
 Investments at market value
   (identified cost-- $1,342,011,467          $1,400,232,404
 Receivable for investments sold                  40,051,550
 Interest receivable                              24,203,183
 Receivable for Fund shares sold                     484,054
 Receivable for daily variation margin
   on open futures contracts                         118,101
 Other assets                                        166,675
   Total assets                                1,465,255,967
LIABILITIES
 Payable for investments purchased                46,455,680
 Dividends payable                                 3,197,905
 Payable for Fund shares redeemed                  1,598,482
 Due to custodian                                  1,558,378
 Distribution fee payable                            314,118
 Due to related parties                               80,713
 Accrued expenses and other liabilities              482,885
   Total liabilities                              53,688,161
NET ASSETS                                    $1,411,567,806
NET ASSETS REPRESENTED BY
 Paid-in capital                              $1,347,068,254
 Undistributed net investment income               2,255,240
 Accumulated net realized gain on
   investments and closed futures contracts        3,826,055
 Net unrealized appreciation on investments
   and futures contracts                          58,418,257
   Total net assets                           $1,411,567,806
NET ASSET VALUE PER SHARE
 Net asset value of
   $1,411,567,8064183,328,013 outstanding
   shares of beneficial interest              $         7.70

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME
 Interest                                           $44,403,380
EXPENSES
 Investment management fee          $ 3,071,270
 Distribution Plan expenses           2,489,761
 Transfer agent fees                    694,124
 Custodian fees                         254,748
 Administrative services fees            92,109
 Other administrative services
   fees                                  81,403
 Trustees' fees and expenses             36,813
   Total expenses                     6,720,228
   Less: Expenses paid indirectly       (94,355)
 Net expenses                                         6,625,873
 Net investment income                               37,777,507
NET REALIZED AND UNREALIZED LOSS
 ON INVESTMENTS
 Net realized gain on investments
   and closed futures contracts      17,730,140
 Net change in unrealized
   appreciation (depreciation) on
   investments and futures
   contracts                        (20,824,784)
 Net realized and unrealized loss
   on investments and futures
   contracts                                         (3,094,644)
 Net increase in net assets
   resulting from operations                        $34,682,863

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       SIX MONTHS
                                                                                         ENDED
                                                                                     JUNE 30, 1997        YEAR ENDED
                                                                                      (UNAUDITED)      DECEMBER 31, 1996
OPERATIONS
  Net investment income                                                              $   37,777,507     $    84,167,379
  Net realized gain on investments and closed futures contracts                          17,730,140          15,476,735
  Net change in unrealized appreciation (depreciation) on investments and futures
     contracts                                                                          (20,824,784)        (48,955,108)
     Net increase in net assets resulting from operations                                34,682,863          50,689,006
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME                                (38,479,774)        (79,617,449)
CAPITAL SHARE TRANSACTIONS
Shares issued in connection with the acquisition of Keystone
  Tax Exempt Trust                                                                                0         658,278,376
Proceeds from shares sold                                                                16,555,496         107,614,922
Payment for shares redeemed                                                            (182,669,241)       (424,558,360)
Net asset value of shares issued in reinvestment of dividends
  and distributions                                                                      23,592,670          41,011,255
  Net increase (decrease) in net assets resulting from capital share transactions      (142,521,075)        382,346,193
     Total increase (decrease) in net assets                                           (146,317,986)        353,417,750
NET ASSETS
  Beginning of period                                                                 1,557,885,792       1,204,468,042
  End of period [including undistributed net investment income as follows:
     1997-- $2,255,240 and 1996-- $2,957,507]                                        $1,411,567,806     $ 1,557,885,792

SEE NOTES TO FINANCIAL STATEMENTS.

PAGE 24
KEYSTONE TAX FREE FUND

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES
Keystone Tax Free Fund (the "Fund") is a Massachusetts business trust for which Keystone Investment Management Company ("Keystone"), a subsidiary of First Union Corporation ("First Union"), is the investment adviser and manager. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company.
  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. VALUATION OF SECURITIES
An independent pricing service values the Fund's municipal bonds at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue. Securities for which valuations are not available from an independent pricing service, including restricted securities, are valued at fair value as determined in good faith according to procedures established by the Board of Trustees.
  Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. FUTURES CONTRACTS
In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts.
  The initial margin deposited with a broker when entering into a futures transaction is subsequently adjusted by daily payments or receipts as the value of the contract changes. Such changes are recorded as unrealized gains or losses. Realized gains or losses are recognized on closing the contract.
  Risks of entering into futures contracts include (i) the possibility of an illiquid market for the contract, (ii) the possibility that a change in the value of the contract may not correlate with changes in the value of the underlying instrument or index, and (iii) the credit risk that the other party will not fulfill their obligations under the contract. Futures contracts also involve elements of market risk in excess of the amount reflected in the statement of assets and liabilities.

C. DERIVATIVE SECURITIES
The Fund may invest in derivative securities. A derivative security is any investment that derives its value from an underlying security, asset or market index. Greater market fluctuations may result if these securities are leveraged. The Fund invests in these types of securities as it is consistent with its investment objectives.

D. SECURITY TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts (and amortization of premiums).

E. FEDERAL INCOME TAXES
The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Fund will not incur any federal income tax liability since it is expected to distribute all of its net investment company taxable income, net tax-exempt income and net capital gains, if any, to its shareholders. The Fund also intends to avoid any excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal income taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is the Fund's policy not to distribute such gains.

F. DISTRIBUTIONS
Distributions from net investment income for the Fund is declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.
  Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The significant differences between financial statement amounts available for distributions and distributions made in accordance with income tax regulations are primarily due to differing treatment of market discount on securities.

2. CAPITAL SHARE TRANSACTIONS
The Fund has an unlimited number of shares of beneficial interest with no par value authorized. Transactions in shares of the Fund were as follows:

                                  SIX MONTHS ENDED
                                    JUNE 30, 1997
                               SHARES          AMOUNT
Shares sold                    2,159,277    $  16,555,496
Shares issued in
  reinvestment of
  distributions                3,077,289       23,592,670
Shares redeemed              (23,846,155)    (182,669,241)
Net decrease                 (18,609,589)   $(142,521,075)

                                     YEAR ENDED
                                  DECEMBER 31, 1996
                               SHARES          AMOUNT
Shares sold                   14,063,760    $ 107,614,922
Shares issued in
  connection with the
  acquisition of Keystone
  Tax Exempt Trust            84,656,452      658,278,376
Shares issued in
  reinvestment of
  distributions                5,361,695       41,011,255
Shares redeemed              (55,439,349)    (424,558,360)
Net increase                  48,642,558    $ 382,346,193

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) for the six months ended June 30, 1997 were $651,620,791 and $796,554,777, respectively.
  As of December 31, 1996, the Fund had capital loss carryovers for federal income tax purposes of approximately $13,723,000 which expires as follows:
$10,370,000 expiring in 2002 and $3,353,000 expiring in 2003.

4. DISTRIBUTION PLAN
Since December 11, 1996, Evergreen Keystone Distributor, Inc. ("EKD"), a wholly-owned subsidiary of The BISYS Group Inc. ("BISYS"), has served as principal underwriter to the Fund. Prior to December 11, 1996, Evergreen Keystone Investment Services, Inc. ("EKIS"), a wholly-owned subsidiary of Keystone, served as the Fund's principal underwriter.
  The Fund has adopted a Distribution Plan as allowed by Rule 12b-1 of the 1940 Act. The Distribution Plan permits the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and services fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called "Distribution Plan expenses". Under the Distribution Plan, the Fund pays a distribution fee which may not exceed 1.00% of the Fund's average daily net assets, of which 0.75% is used to pay distribution expenses and 0.25% may be used to pay shareholder service fees.
  During the six months ended June 30, 1997, the Fund received $194,644 in contingent deferred sales charges. Contingent deferred sales charges paid by redeeming shareholders may be paid to EKIS and/or EKD.
  The Distribution Plan may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares. However, after the termination of the Distribution Plan, and subject to the discretion of the Independent Trustees, payments to EKIS and/or EKD may continue as compensation for services which had been provided while the Distribution Plan was in effect.

PAGE 26
KEYSTONE TAX FREE FUND

  EKD intends, but is not obligated, to continue to pay distribution costs that exceed the current annual payments from the Fund. EKD intends to seek full payment of such distribution costs from the Fund at such time in the future as, and to the extent that, payment thereof by the Fund would be within permitted limits.

5. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND OTHER AFFILIATED
TRANSACTIONS
Keystone serves as the investment advisor and manager to the Fund. In return for providing investment management and administrative services to the Fund, the Fund pays Keystone a management fee that is calculated daily and paid monthly. The management fee is computed at an annual rate of 2.00% of the Fund's gross investment income plus an amount determined by applying percentage rates starting at 0.50% and declining to 0.25% per annum as net assets increase, to the average daily net asset value of the Fund. Effective January 1, 1997, BISYS became sub-administrator to the Fund and is paid by Keystone for its services.
  Prior to December 11, 1996, Keystone Management Inc. ("KMI"), a wholly-owned subsidiary of Keystone, served as investment manager to the Fund and provided investment management and administrative services. Under an investment advisory agreement between KMI and Keystone, Keystone served as the investment adviser and provided investment advisory and management services to the Fund. In return for its services, Keystone received an annual fee equal to 85% of the management fee received by KMI.
  In providing or obtaining additional operating services, facilities and supplies to the Fund, KMI had incurred administrative expenses of $935,920 which consisted of $694,124 for transfer agent fees, $160,393 for net custodian fees, $20,500 for audit and legal, $15,695 for printing, $35,039 for registration and $10,169 for insurance and other miscellaneous expenses. KMI has been reimbursed for these expenses by the Fund.
  During the six months ended June 30, 1997, the Fund paid or accrued to EKIS $92,109 for certain accounting services.
  Evergreen Keystone Service Company ("EKSC"), a wholly-owned subsidiary of Keystone, serves as the transfer and dividend disbursing agent for the Fund.
  Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds. As sub-administrator, BISYS provides the officers of the Fund.

6. EXPENSE OFFSET ARRANGEMENT
The Fund has entered into an expense offset arrangement with its custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.

7. FUND REORGANIZATION
On February 29, 1996, the Fund acquired the net assets of Keystone Tax Exempt Trust in exchange for shares of the Fund pursuant to a plan of reorganization approved by the shareholders of Keystone Tax Exempt Trust on February 29, 1996. The acquisition was accomplished by a tax-free exchange of shares of the Fund for the net assets of Keystone Tax Exempt Trust. The net assets of Keystone Tax Exempt Trust on that date, including $40,609,975 of unrealized appreciation on investments, were combined with the Fund. The aggregate net assets of the Fund and Keystone Tax Exempt Trust immediately before the acquisition were $1,142,691,716 and $658,278,376, respectively. The net assets of the Fund immediately after the acquisition were $1,800,970,092.

                      (This Page Left Blank Intentionally)

                                     KEYSTONE
                                FAMILY OF FUNDS
                                       --
                              Balanced Fund (K-1)
                          Diversified Bond Fund (B-2)
                          Growth and Income Fund (S-1)
                          High Income Bond Fund (B-4)
                            International Fund Inc.
                         Precious Metals Holdings, Inc.
                            Quality Bond Fund (B-1)
                        Small Company Growth Fund (S-4)
                          Strategic Growth Fund (K-2)
                                 Tax Free Fund

This report was prepared primarily for the information of the Fund's shareholders. It is authorized for distribution if preceded or accompanied by the Fund's current prospectus. The prospectus contains important information about the Fund including fees and expenses. Read it carefully before you invest or send money. For a free prospectus on other Evergreen Keystone funds, contact your financial adviser or call Evergreen Keystone.
   (Evergreen Keystone Funds Logo appears here)
   P.O. Box 2121
   Boston, Massachusetts 02106-2121

KTFF-R Rev01

                                    KEYSTONE

                                     TAX FREE
                                      FUND

                (Evergreen Keystone Funds(SM) Logo appears here)
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1997